Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2024
Cash, Cash Equivalents and Restricted Cash [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash	The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited condensed consolidated statements of cash flows.
	As of
	December 31, 2023	June 30, 2024
	$	$
	As Revised	Unaudited
Cash and cash equivalents	274	1,645
Restricted cash (Note i)	9,781	7,384
Total cash, cash equivalents, and restricted cash shown in the unaudited condensed consolidated statements of cash flows	10,055	9,029

(Note i) Restricted cash required by the Department of Education and the deposits necessary to secure letters of credit from financial institutions. The Group pledged its cash deposits to obtain the lines of credit from Cathy Bank.

Schedule of Revision Adjustments to the Specific Line Items Presented in the Consolidated Financial Statements	The impact of the revision adjustments to the specific line items presented in the consolidated financial statements as of December 31, 2023 is summarized below.
	As of December 31, 2023
Consolidated balance sheet:	As previously reported	Adjustment	As revised
	$	$	$
Cash and cash equivalents	4,834	(4,560)	274
Restricted cash	5,221	4,560	9,781